WisdomTree Emerging Markets Local Debt Fund
WisdomTree Emerging Markets Local Debt Fund
Investment Objective
The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- WisdomTree Emerging Markets Local Debt Fund}	WisdomTree Emerging Markets Local Debt Fund WisdomTree Emerging Markets Local Debt Fund USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- WisdomTree Emerging Markets Local Debt Fund}		WisdomTree Emerging Markets Local Debt Fund WisdomTree Emerging Markets Local Debt Fund
Management Fees		0.55%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	none
Total Annual Fund Operating Expenses	[1]	0.55%
[1]	Amounts do not reflect extraordinary non-recurring proxy expenses of 0.01% incurred during the fiscal year.

Example
The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example {- WisdomTree Emerging Markets Local Debt Fund}	1 Year	3 Years	5 Years	10 Years
WisdomTree Emerging Markets Local Debt Fund | WisdomTree Emerging Markets Local Debt Fund | USD ($)	56	176	307	689

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective through investment in bonds and other debt instruments (“Local Debt”) denominated in the local currencies of emerging market countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Local Debt. For these purposes, Local Debt includes fixed income securities, such as bonds, notes or other debt obligations denominated in local currencies of emerging market countries, as well as certain derivatives and other instruments described herein. The Fund is an actively managed exchange traded fund (“ETF”).

The Fund is designed to provide exposure to Local Debt of issuers from a broad range of emerging market regions and countries. The Fund intends to focus its investment on fixed income securities issued by emerging market governments, government agencies, and corporations. The Fund also may invest in fixed income securities denominated in an emerging market currency and issued by supranational organizations, such as the European Investment Bank, International Bank for Reconstruction and Development, International Finance Corporation, or other regional development banks. The Fund also may invest in debt securities linked to inflation rates outside the U.S., including securities or instruments linked to rates in emerging market countries.

The Fund intends to provide exposure across several geographic regions and countries. The Fund intends to invest in Local Debt from the following regions: Asia, Latin America, Europe, the Middle East, and Africa. Within these regions, the Fund may invest in countries such as: Brazil, Chile, China, Colombia, Czech Republic, Hungary, India, Indonesia, Malaysia, Mexico, Nigeria, Peru, the Philippines, Poland, Romania, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. This list may change based on market developments. The Fund uses a structured investment approach that analyzes multiple factors. Countries are grouped into differentiated tiers based on an analysis of these factors. Subject to the Fund’s general investment requirement to provide broad regional and country exposure, the Fund generally invests a higher percentage of its assets in countries that have larger and more liquid debt markets and that the Fund’s adviser believes are pursuing sustainable fiscal and monetary policies in light of economic and market conditions. The country exposures are monitored and may be modified, reduced or eliminated. The Fund’s exposure to any single country generally will be limited to 20% of the Fund’s assets. The percentage of Fund assets invested in a specific region, country or issuer will change from time to time.

The universe of Local Debt currently includes securities that are rated “investment grade” as well as “non-investment grade” (commonly referred to as “junk bonds”). The Fund intends to provide a broad-based exposure to emerging market debt and therefore will invest in both investment grade and non-investment grade securities. Securities rated investment grade generally are considered to be of higher credit quality and subject to lower default risk. Although securities rated below investment grade may offer the potential for higher yields, they generally are subject to a higher potential risk of loss.

The Fund attempts to maintain an aggregate portfolio duration of between two and ten years under normal market conditions. Aggregate portfolio duration is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. The Fund’s actual portfolio duration may be longer or shorter depending upon market conditions. The Fund may also invest in short-term money market securities denominated in the currencies of countries in which the Fund invests.

The Fund may invest up to 30% of its net assets in derivatives such as forward currency contracts and swaps. The Fund’s use of forward contracts and swaps will be underpinned by investments in cash or other liquid assets (typically short-term, high-quality U.S. money market securities) and is designed to provide exposure similar to investments in local currency debt. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate but also may be a single asset, a pool of assets or an index of assets. The Fund also may enter into repurchase agreements, which are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Local Debt also includes fixed income securities denominated in an emerging market currency and issued by a supranational organization or regional development bank. Assets not invested in Local Debt generally will be invested in U.S. government securities and investment grade money market instruments. The Fund may invest up to 20% of its assets in debt instruments denominated in U.S. dollars issued by emerging market governments, government agencies, corporations, regional development banks and supranational issuers, as well as derivatives based on such instruments.

The decision to secure exposure through direct investment in bonds or indirectly through derivative transactions will be a function of, among other things, market accessibility, credit exposure, tax ramifications and regulatory requirements applicable to U.S. investment companies. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days’ prior notice of any change to this policy for the Fund.
Principal Risks of Investing in the Fund
You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus, titled “Additional Principal Risk Information About the Fund” and “Additional Non-Principal Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of currencies, fixed income securities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors, including those described herein. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
  Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. The sale of non-U.S. denominated securities can generate realized foreign exchange losses which could impact the income distributions paid by the Fund. Additionally, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used exclusively.
  Counterparty and Issuer Credit Risk. The financial condition of an issuer of a debt security or other instrument or a counterparty to a derivative or other contract may cause such issuer or counterparty to default, become unable to pay interest or principal due or otherwise fail to honor its obligations or cause such issuer or counterparty to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.
  Currency Exchange Rate Risk. The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
  Derivatives Risk. The Fund will invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as interest rate risk, market risk, and credit risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. In addition to the other risks associated with the use of derivatives described elsewhere in this Prospectus, there are risks associated with the Fund’s use of forward currency contracts and/or futures contracts. With respect to forward currency contracts, these risks include but are not limited to the risk that the counterparty will default on its obligations. With respect to futures contracts, these risks include but are not limited to: (1) the success of the adviser’s and sub-adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.
  Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.
  Foreign Securities Risk. The Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such instruments. Investments in non-U.S. securities and instruments involve certain risks that may not be present with investments in U.S. securities, including the risk of loss due to foreign currency fluctuations or to political or economic instability.
  Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the emerging markets l and world economies and markets generally, each of which may negatively impact the Fund’s investments.
  High Yield Securities Risk. Higher yielding, high risk debt securities, sometimes referred to as junk bonds, may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.
  Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates and other factors, such as perception of an issuer’s creditworthiness. Funds with higher durations generally are subject to greater interest rate risk. For example, the value of a fund with a portfolio duration of ten years would be expected to drop by 10% for every 1% increase in interest rates.
  Issuer-Specific Risk. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.
  Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.
  Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
  Repurchase Agreement Risk. The Fund’s investment in repurchase agreements may be subject to market and credit risk with respect to the collateral securing the repurchase agreements. Investments in repurchase agreements also may be subject to the risk that the market value of the underlying obligations may decline prior to the expiration of the repurchase agreement term.
  Sovereign Debt Risk. Bonds issued by governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency. In the past, governments of emerging market countries have refused to honor their payment obligations on issued bonds.

Fund Performance
Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations (i.e., commenced secondary market trading). The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the JP Morgan Government Bond Index – Emerging Markets (GBI-EM) Global Diversified Index, a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Total Return

The Fund’s year-to-date total return as of September 30, 2014 was 0.15%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	6.85%	1Q/2012
Lowest Return	(8.28)%	3Q/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Average Annual Total Returns for the periods ending December 31, 2013
Average Annual Total Returns {- WisdomTree Emerging Markets Local Debt Fund} - WisdomTree Emerging Markets Local Debt Fund		1 Year	Since Inception	Inception Date
WisdomTree Emerging Markets Local Debt Fund	[1]	(10.37%)	1.44%	Aug. 09, 2010
WisdomTree Emerging Markets Local Debt Fund | Return After Taxes on Distributions		(11.65%)	(0.01%)	Aug. 09, 2010
WisdomTree Emerging Markets Local Debt Fund | Return After Taxes on Distributions and Sale of Fund Shares		(5.71%)	0.67%	Aug. 09, 2010
JP Morgan Government Bond Index–Emerging Markets (GBI-EM) Global Diversified Index (Reflects no deduction for fees, expenses or taxes)		(8.98%)	2.55%	Aug. 09, 2010
[1]	Based on NAV